Convertible Debentures (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Debentures [Abstract]
Schedule of Convertible Debentures

The following represents a summary of all outstanding convertible debentures presented on a combined basis which combines embedded derivative liabilities and convertible debentures at period end.

		As of December 31,
Hybrid Instruments on a Combined Basis	Related SPA	2025	2024
January 2024 Convertible Debenture	August 2022 SPA	$-	$53,928
August 2024 Convertible Debenture	August 2024 SPA	-	1,103,129
June 2025 Secured Convertible Debenture	June 2025 SPA	9,739,679	-
July 2025 Secured Convertible Debenture	June 2025 SPA	2,292,488	-
December 2025 Secured Convertible Debenture	June 2025 SPA	5,997,142	-
		$18,029,309	$1,157,057